As Filed with the Securities and Exchange Commission on 10/30/15

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2015 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	85.3%
	Agricultural Chemicals	0.4%
	Mosaic Co.
$785,000	3.75%, due 11/15/21		$806,896
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		658,558
	Auto Parts	1.4%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,220,375
	Autozone, Inc.
600,000	3.125%, due 7/15/23		587,835
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21		1,280,690
			3,088,900
	Autos	1.8%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		853,054
	Ford Motor Credit Co. LLC
1,200,000	1.50%, due 1/17/17		1,194,650
1,000,000	5.00%, due 5/15/18		1,065,352
600,000	5.875%, due 8/2/21		674,569
	General Motors Co.
400,000	5.20%, due 4/1/45		378,172
			4,165,797
	Banks	4.4%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19		401,428
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		762,783
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,047,869
	Capital One Financial Corp.
815,000	6.15%, due 9/1/16		852,662
	Capital One N.A.
1,000,000	2.35%, due 8/17/18		1,000,122
	Citigroup, Inc.
1,000,000	3.50%, due 5/15/23		969,557
700,000	5.30%, due 5/6/44		740,491
	Credit Suisse Group
700,000	5.40%, due 1/14/20		773,603
	Discover Bank
700,000	3.20%, due 8/9/21		689,443
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18		988,742
225,000	8.25%, due 3/1/38		321,345
	First Tennessee Bank
500,000	2.95%, due 12/1/19		502,268
	KeyCorp
900,000	5.10%, due 3/24/21		994,767
			10,045,080
	Biotechnology	2.0%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,581,933
900,000	5.15%, due 11/15/41		925,857
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18		1,244,824
	Celgene Corp.
800,000	4.625%, due 5/15/44		757,127
			4,509,741
	Broker	2.7%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17		840,282
950,000	6.75%, due 10/1/37		1,136,889
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17		1,069,218
1,050,000	6.11%, due 1/29/37		1,196,094

	Morgan Stanley
900,000	4.875%, due 11/1/22		952,304
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		820,900
			6,015,687
	Building Materials	0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		780,904
	Cable/Satellite	1.0%
	Direct TV Holdings
700,000	1.75%, due 1/15/18		690,351
685,000	5.00%, due 3/1/21		735,365
700,000	6.00%, due 8/15/40		721,075
			2,146,791
	Chemicals	2.4%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23		758,887
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25		867,758
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20		1,142,397
865,000	7.375%, due 11/1/29		1,099,593
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17		910,634
	RPM International, Inc.
500,000	6.125%, due 10/15/19		559,585
			5,338,854
	Communications	1.1%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,942,312
475,000	7.045%, due 6/20/36		582,942
			2,525,254
	Communications Equipment	0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40		535,097
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20		811,059
			1,346,156
	Diversified Manufacturing	0.3%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		631,050
	Drugs and Druggists' Sundries Merchant Wholesalers	1.0%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20		698,822
850,000	3.45%, due 3/15/22		831,698
800,000	4.75%, due 3/15/45		732,383
			2,262,903
	Electric Utilities	3.9%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		478,487
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18		1,426,074
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,105,265
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		890,506
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		806,893
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,041,798
400,000	5.25%, due 2/15/43		429,181
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21		1,243,015
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		767,421
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		601,492
			8,790,132
	Exploration & Production	0.3%
	Continental Resources, Inc.
700,000	4.50%, due 4/15/23		631,649
	Finance	0.4%

	Block Financial Corp.
900,000	5.50%, due 11/1/22		984,413
	Finance - Credit Cards	0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)		1,578,325
	Financial Services	0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		521,012
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		707,229
			1,228,241
	Food	2.9%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28		1,556,013
	Kellogg Co.
1,200,000	3.25%, due 5/21/18		1,241,670
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17		1,707,772
	Kroger Co.
780,000	6.15%, due 1/15/20		889,400
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19		1,199,618
			6,594,473
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,210,202
	Health and Personal Care Stores	1.2%
	CVS Health Corp.
668,000	5.75%, due 6/1/17		716,764
700,000	2.80%, due 7/20/20		708,025
700,000	3.875%, due 7/20/25		718,011
500,000	5.125%, due 7/20/45		536,455
			2,679,255
	Health Care	1.1%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19		496,870
	Humana, Inc.
955,000	7.20%, due 6/15/18		1,084,490
	Laboratory Corporation of America Holdings
1,000,000	2.20%, due 8/23/17		1,005,361
			2,586,721
	Health Care Facilities and Services	0.4%
	McKesson Corp.
800,000	4.883%, due 3/15/44		804,631
	Information Technology	1.2%
	Hewlett Packard Co.
1,150,000	2.60%, due 9/15/17		1,165,011
800,000	4.65%, due 12/9/21		843,333
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		799,661
			2,808,005
	Insurance	4.4%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,147,209
100,000	6.25%, due 3/15/87		109,250
	Aon Corp.
600,000	5.00%, due 9/30/20		661,615
	AXA SA
500,000	8.60%, due 12/15/30		672,500
	CIGNA Corp.
315,000	6.15%, due 11/15/36		358,839
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,354,121
	Fidelity National Information Services, Inc.
105,000	3.50%, due 4/15/23		97,563
	Hartford Financial Services Group
1,350,000	5.125%, due 4/15/22		1,504,891
	Markel Corp.
20,000	4.90%, due 7/1/22		21,709
	Metlife, Inc.
855,000	6.40%, due 12/15/66		941,569

	Protective Life Corp.
350,000	7.375%, due 10/15/19		413,876
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,328,018
	Unum Group
700,000	5.625%, due 9/15/20		785,394
	Wellpoint, Inc.
600,000	4.65%, due 8/15/44		567,458
			9,964,012
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		625,789
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		894,905
	Manufacturing	0.9%
	Boston Scientific Corp.
985,000	2.85%, due 5/15/20		979,665
1,000,000	4.125%, due 10/1/23		1,014,579
			1,994,244
	Media	3.7%
	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,362,104
	Discover Communications LLC
500,000	3.30%, due 5/15/22		491,119
	Expedia, Inc.
800,000	5.95%, due 8/15/20		876,547
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		396,722
	Time Warner Cable, Inc.
900,000	5.85%, due 5/1/17		955,121
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		966,609
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		515,512
1,965,000	7.625%, due 4/15/31		2,469,150
	Viacom Inc.
610,000	4.375%, due 3/15/43		451,628
			8,484,512
	Medical Equipment	0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17		162,995
	Medical Equipment and Supplies Manufacturing	0.3%
	Becton Dickinson & Co.
800,000	4.685%, due 12/15/44		790,859
	Metals	0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		723,728
	Metals and Mining	1.2%
	Freeport-McMoRan Inc.
900,000	3.875%, due 3/15/23		693,000
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		462,411
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		493,282
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22		548,463
800,000	5.40%, due 2/1/43		522,393
			2,719,549
	Metalworking Machinery	0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,143,744
	Mining	1.1%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		607,904
	Vale Overseas Limited
560,000	6.25%, due 1/23/17		582,043
700,000	4.375%, due 1/11/22		650,860
700,000	6.875%, due 11/21/36		599,200
			2,440,007
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.2%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		502,938
	Newspaper, Periodical, Book, and Directory Publishers	0.7%

	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,648,083
	Nondepository Credit Intermediation	0.6%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20		786,979
600,000	4.00%, due 1/15/25		570,174
			1,357,153
	Office Equipment	0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17		958,292
	Oil and Gas	10.3%
	Anadarko Petroleum Corp.
650,000	5.95%, due 9/15/16		678,421
900,000	6.45%, due 9/15/36		1,016,083
	Cameron International Corp.
700,000	6.375%, due 7/15/18		771,938
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		837,866
	Encana Corp.
450,000	3.90%, due 11/15/21		418,905
750,000	6.50%, due 8/15/34		702,278
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,678,921
	Hess Corp.
575,000	8.125%, due 2/15/19		670,501
800,000	5.60%, due 2/15/41		775,464
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19		590,908
750,000	3.95%, due 9/1/22		700,381
1,270,000	5.80%, due 3/15/35		1,173,040
700,000	5.55%, due 6/1/45		602,517
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17		1,134,765
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18		1,614,375
1,150,000	6.625%, due 6/15/35		1,178,175
	Petrobras International Finance Co.
1,885,000	5.875%, due 3/1/18		1,854,369
1,750,000	5.375%, due 1/27/21		1,547,000
390,000	6.875%, due 1/20/40		306,142
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		752,500
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		392,264
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22		1,205,559
	Talisman Energy
685,000	6.25%, due 2/1/38		627,529
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		724,197
	Weatherford International, Ltd.
800,000	4.50%, due 4/15/22		675,767
800,000	6.75%, due 9/15/40		672,454
			23,302,319
	Other Telecommunications	2.4%
	AT&T, Inc.
1,500,000	3.00%, due 2/15/22		1,444,592
600,000	3.40%, due 5/15/25		572,957
1,200,000	4.50%, due 5/15/35		1,105,997
2,500,000	4.80%, due 6/15/44		2,306,490
			5,430,036
	Paper	1.1%
	International Paper Co.
742,000	4.75%, due 2/15/22		791,061
700,000	6.00%, due 11/15/41		747,123
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,006,683
			2,544,867
	Pharmaceuticals	1.6%
	AbbVie, Inc.
1,650,000	1.75%, due 11/6/17		1,649,484

800,000	4.40%, due 11/6/42		741,506
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23		496,330
	Watson Pharmaceuticals, Inc.
775,000	1.875%, due 10/1/17		772,436
			3,659,756
	Pipeline Transportation of Crude Oil	0.4%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		459,359
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		466,899
			926,258
	Pipeline Transportation of Natural Gas	0.7%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22		474,040
800,000	3.90%, due 1/15/25		712,890
500,000	5.10%, due 9/15/45		410,497
			1,597,427
	Pipelines	2.6%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,021,543
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		631,437
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		705,356
1,000,000	7.60%, due 2/1/24		1,139,593
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,076,965
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17		782,564
	Williams Companies, Inc.
600,000	7.50%, due 1/15/31		622,510
			5,979,968
	Real Estate Investment Trusts	3.0%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,475,209
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		899,386
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,143,595
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		651,234
	ProLogis
559,000	6.875%, due 3/15/20		646,657
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,611,017
500,000	3.75%, due 5/1/24		490,896
			6,917,994
	Restaurants	0.4%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21		811,541
	Retail	1.4%
	Gap, Inc.
1,000,000	5.95%, due 4/12/21		1,108,574
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		743,387
400,000	6.70%, due 7/15/34		459,699
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		929,384
			3,241,044
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		914,931
	Software	1.4%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		698,802
600,000	3.85%, due 6/1/25		593,993
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,788,750
			3,081,545
	Technology	0.3%

	Tech Data Corp.
700,000	3.75%, due 9/21/17		723,150
	Telecommunications	1.9%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,461,218
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (c)		1,249,341
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (c)		489,533
	France Telecom SA
575,000	5.375%, due 1/13/42		609,290
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		479,612
			4,288,994
	Tobacco	0.5%
	Altria Group, Inc.
1,100,000	5.375%, due 1/31/44		1,157,644
	Tobacco Manufacturing	0.5%
	Reynolds American, Inc.
1,200,000	3.75%, due 5/20/23 (d)		1,167,408
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		827,757
	Transportation	1.6%
	Burlington Northern Santa Fe
475,000	4.70%, due 10/1/19		517,560
1,285,000	6.15%, due 5/1/37		1,556,325
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,670,075
			3,743,960
	Transportation and Logistics	0.5%
	Fedex Corp.
1,000,000	4.00%, due 1/15/24		1,033,023
	Travel and Lodging	0.3%
	Starwood Hotels & Resorts Worldwide
600,000	3.75%, due 3/15/25		585,045
	Utilities	0.2%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		511,263
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		709,535
	Waste Disposal	0.7%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,595,935
	Wired Telecommunications Carriers	4.1%
	Verizon Communications, Inc.
2,112,000	2.625%, due 2/21/20		2,116,083
2,200,000	5.15%, due 9/15/23		2,415,879
3,950,000	6.55%, due 9/15/43		4,695,088
			9,227,050
	Wireless Telecommunications Services	0.4%
	Vodafone Group PLC
1,000,000	2.95%, due 2/19/23		943,806
	Total Corporate Bonds (cost $194,598,825)		193,551,684

	SOVEREIGN BONDS	10.5%
	Federal Republic of Brazil
550,000	6.00%, due 1/17/17		580,250
500,000	4.875%, due 1/22/21		510,000
2,040,000	7.125%, due 1/20/37		2,167,500
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,147,500
890,000	7.375%, due 9/18/37		1,054,650
	Republic of Italy
1,100,000	5.375%, due 6/12/17		1,174,461
1,050,000	6.875%, due 9/27/23		1,328,491
	Republic of Panama
200,000	5.20%, due 1/30/20		219,250
750,000	6.70%, due 1/26/36		916,875
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,254,750

	Republic of Philippines
950,000	6.50%, due 1/20/20		1,121,908
2,125,000	5.00%, due 1/13/37		2,467,763
	Republic Of Turkey
1,300,000	7.50%, due 7/14/17		1,421,901
1,500,000	5.125%, due 3/25/22		1,551,300
1,950,000	6.00%, due 1/14/41		1,995,330
	Republic of Uruguay
209,742	8.00%, due 11/18/22		264,275
	United Mexican States
700,000	5.625%, due 1/15/17		743,750
1,684,000	3.625%, due 3/15/22		1,692,420
2,490,000	4.75%, due 3/8/44		2,334,375
			23,946,749
	Total Sovereign Bonds (cost $25,639,660)		23,946,749

	U.S. Government Instrumentalities	2.3%
	U.S. Treasury Bonds
3,600,000	2.875%, due 5/15/43		3,548,297
	U.S. Treasury Notes
1,800,000	2.125%, due 5/15/25		1,786,230
			3,548,297
	Total U.S. Government Instrumentalities (cost $5,415,537)		5,334,527
Shares
	SHORT-TERM INVESTMENTS	0.4%
835,171	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		835,171
	Total Short-Term Investments (cost $835,171)		835,171

	Total Investments (cost $226,489,193)	98.5%	223,668,131
	Other Assets less Liabilities	1.5%	3,300,291
	TOTAL NET ASSETS	100.0%	$226,968,422

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2015.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2015.
(c)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2015.
(d)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of August 31, 2015, the value of these investments was $1,167,408 or 0.5% of total net assets.

	Country Allocation
	Country		% of Net Assets
	United States		77.5%
	Brazil		3.9%
	Mexico		3.9%
	Turkey		2.2%
	United Kingdom		1.6%
	Philippines		1.6%
	Canada		1.4%
	Spain		1.1%
	Italy		1.1%
	Luxembourg		1.0%
	Colombia		1.0%
	Switzerland		0.9%
	France		0.6%
	Peru		0.5%
	Panama		0.5%
	Ireland		0.5%
	Japan		0.4%
	Netherlands		0.2%
	Uruguay		0.1%
			100.0%

PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2015 (Unaudited)
Principal
Amount			Value
	CORPORATE BONDS	91.8%
	Aerospace/Defense	3.9%
	Gencorp, Inc.
$1,150,000	7.125%, due 3/15/21		$1,216,125
	Kratos Defense & Security Solutions, Inc.
1,755,000	7.00%, due 5/15/19		1,588,275
	LMI Aerospace, Inc.
800,000	7.375%, due 7/15/19		776,000
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22		1,039,657
			4,620,057
	Animal Slaughtering and Processing	0.3%
	Pilgrim's Pride Corp.
400,000	5.75%, due 3/15/25 (b)		410,000
	Auto Parts Manufacturing	0.7%
	Nexteer Automotive Group Ltd.
850,000	5.875%, due 11/15/21 (b)		837,250
	Automotive	1.3%
	Affinia Group, Inc.
1,500,000	7.75%, due 5/1/21		1,597,500
	Basic Chemical Manufacturing	0.4%
	Platform Specialty Products Corp.
460,000	6.50%, due 2/1/22 (b)		447,732
	Biotechnology	1.1%
	Concordia Healthcare Corp.
1,250,000	7.00%, due 4/15/23 (b)		1,293,875
	Building Materials	2.7%
	American Builders & Contractors Supply Co., Inc.
450,000	5.625%, due 4/15/21 (b)		451,125
	Associated Asphalt Partners LLC
820,000	8.50%, due 2/15/18 (b)		799,500
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18		656,250
	USG Corp.
500,000	5.875%, due 11/1/21 (b)		521,800
750,000	5.50%, due 3/1/25 (b)		749,062
			3,177,737
	Chemical and Allied Products Merchant Wholesalers	1.2%
	Univar USA, Inc.
1,450,000	6.75%, due 7/15/23 (b)		1,446,375
	Chemicals	9.7%
	Consolidated Energy Finance SA
650,000	6.75%, due 10/15/19 (b)		644,995
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		628,500
	H.I.G. BBC Intermediate Holdings Corp.
150,000	10.50%, due 9/15/18 (b)		147,000
	Hexion U.S. Finance Corp.
1,370,000	6.625%, due 4/15/20		1,284,375
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)		696,500
	Kissner Milling Company Ltd.
1,000,000	7.25%, due 6/1/19 (b)		1,055,000
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19		625,037
	LSB Industries, Inc.
1,150,000	7.75%, due 8/1/19		1,164,375
	Momentive Performance Materials, Inc.
165,000	3.88%, due 10/24/21		141,591
	Nexeo Solutions LLC
1,500,000	8.375%, due 3/1/18		1,398,750
	Omnova Solutions, Inc.
988,000	7.875%, due 11/1/18 (c)		996,645
	Rentech Nitrogen Partners L.P.
900,000	6.50%, due 4/15/21 (b)		914,868
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)		202,500
	Trinseo Materials Operating S.C.A.
1,000,000	6.75%, due 5/1/22 (b)		1,010,000
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20		618,750
			11,528,886
	Commercial and Service Industry Machinery Manufacturing	0.6%
	ATS Automation Tooling Systems, Inc.
750,000	6.50%, due 6/15/23 (b)		757,500
	Communications Equipment Manufacturing	0.3%
	Plantronics, Inc.
340,000	5.50%, due 5/31/23 (b)		342,550
	Construction Machinery	1.9%

	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22		1,470,000
	NES Rentals Holding, Inc.
750,000	7.875%, due 5/1/18 (b)		748,125
			2,218,125
	Consumer Cyclical Services	2.8%
	APX Group, Inc.
175,000	6.375%, due 12/1/19		170,625
1,060,000	8.75%, due 12/1/20		938,100
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)		131,600
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		992,750
	Reliance Intermediate Holdings
670,000	6.50%, due 4/1/23 (b)		696,800
	West Corp.
420,000	5.375%, due 7/15/22 (b)		396,375
			3,326,250
	Consumer Products	1.8%
	Acco Brands Corp.
500,000	6.75%, due 4/30/20		527,500
	Alphabet Holdings Co.
500,000	7.75%, due 11/1/17		500,000
	Prestige Brands Inc.
875,000	5.375%, due 12/15/21 (b)		872,813
	Visant Corp.
350,000	10.00%, due 10/1/17		287,000
			2,187,313
	Consumer Services	1.9%
	Modular Space Corp.
850,000	10.25%, due 1/31/19 (b)		624,750
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22		794,750
	United Rentals (North America), Inc.
300,000	6.125%, due 6/15/23		307,500
500,000	5.75%, due 11/15/24		495,000
			2,222,000
	Containers & Packaging	1.1%
	PaperWorks Industries, Inc.
1,290,000	9.50%, due 8/15/19 (b)		1,269,360
	Converted Paper Product Manufacturing	0.5%
	Sealed Air Corp.
540,000	5.125%, due 12/1/24 (b)		549,110
	Distributors	0.6%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		203,000
500,000	6.75%, due 1/15/22		485,000
			688,000
	Diversified Manufacturing	1.2%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)		318,750
	Griffon Corp.
1,100,000	5.25%, due 3/1/22		1,057,375
			1,376,125
	Electric	0.6%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23		686,313
	Electrical Equipment Manufacturing	0.7%
	WESCO Distribution, Inc.
810,000	5.375%, due 12/15/21		791,775
	Entertainment Resources	1.7%
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)		639,000
580,000	5.375%, due 6/15/22 (b)		584,350
	Regal Entertainment Group
750,000	5.75%, due 3/15/22		757,500
			1,980,850
	Environmental	0.7%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19		802,000
	Finance	0.3%
	National Financial Partners Corp.
400,000	9.00%, due 7/15/21 (b)		393,500
	Food and Beverage	1.5%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		366,300
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22		723,613
	Dean Foods Co.
640,000	6.50%, due 3/15/23 (b)		648,000
			1,737,913
	Gaming	0.8%
	Scientific Games Corp.
1,035,000	8.125%, due 9/15/18		967,725
	Healthcare	0.9%

	Examworks Group, Inc.
1,000,000	5.625%, due 4/15/23		1,027,500
	Household Appliances and Electrical and Electronic Goods Merchant Wholesalers	0.4%
	Optimas OE Solutions, Inc.
500,000	8.625%, due 6/1/21 (b)		488,750
	Industrial - Other	5.2%
	Cleaver-Brooks, Inc.
1,000,000	8.75%, due 12/15/19 (b)		966,250
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21		544,700
	Liberty Tire Recycling Holdco, LLC
452,071	11.00%, due 3/31/21 (b) (e) (f)		384,260
	Safway Group Holding LLC
1,250,000	7.00%, due 5/15/18 (b)		1,281,113
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		481,500
	Stonemor Partners LP
1,200,000	7.875%, due 6/1/21		1,242,000
	Zachry Holdings, Inc.
1,275,000	7.50%, due 2/1/20 (b)		1,275,000
			6,174,823
	Machinery Manufacturing	0.5%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)		568,400
	Manufactured Goods	0.7%
	Gates Global LLC
1,000,000	6.00%, due 7/15/22 (b)		820,100
	Media Entertainment	0.2%
	Nielsen Finance LLC
250,000	5.00%, due 4/15/22 (b)		247,500
	Media Non-Cable	2.0%
	CBS Outdoor Americas Capital, LLC
960,000	5.625%, due 2/15/24		986,400
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)		742,850
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		604,500
			2,333,750
	Medical Equipment & Devices	0.5%
	Sterigenics-Nordion Holdings, LLC
610,000	6.50%, due 5/15/23 (b)		623,713
	Medical Equipment and Supplies Manufacturing	0.5%
	Vista Outdoor, Inc.
620,000	5.875%, due 10/1/23 (b)		633,950
	Metals and Mining	3.6%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		692,750
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		218,750
	Emeco Pty Limited
600,000	9.875%, due 3/15/19 (b)		399,000
	Graftech International Ltd.
640,000	6.375%, due 11/15/20		508,800
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)		423,000
500,000	8.25%, due 1/15/21 (b)		475,000
	Suncoke Energy, Inc.
8,000	7.625%, due 8/1/19		8,166
300,000	7.375%, due 2/1/20 (b)		273,750
450,000	7.375%, due 2/1/20 (b)		410,625
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)		912,000
			4,321,841
	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers	1.2%
	ZF North America Capital Inc.
1,440,000	4.75%, due 4/29/25 (b)		1,369,800
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.0%
	Hologic, Inc.
40,000	5.25%, due 7/15/22 (b)		40,900
	Oil & Gas	0.4%
	FTS International, Inc.
360,000	7.837%, due 6/15/20 (b) (c)		272,010
480,000	6.25%, due 5/1/22		182,400
			454,410
	Oil Field Services	2.5%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)		202,500
	CHC Helicopter SA
450,000	9.25%, due 10/15/20		273,375
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)		311,850
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		168,500

	Shale-Inland Holdings LLC
1,530,000	8.75%, due 11/15/19 (b)		1,139,850
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)		915,000
			3,011,075
	Other Investment Pools and Funds	1.9%
	Jurassic Holdings III
1,700,000	6.875%, due 2/15/21 (b)		1,202,750
	OPE KAG Finance Sub, Inc.
1,025,000	7.875%, due 7/31/23 (b)		1,048,062
			2,250,812
	Packaging	4.1%
	AEP Industries, Inc.
1,006,000	8.25%, due 4/15/19		1,021,090
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)		499,375
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)		848,750
	Coveris Holdings S.A.
1,400,000	7.875%, due 11/1/19 (b)		1,365,000
	Dispensing Dynamics International, Inc.
500,000	12.50%, due 1/1/18 (b)		497,500
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)		430,500
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		113,712
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		54,125
			4,830,052
	Paper	7.2%
	Cascades, Inc.
790,000	5.50%, due 7/15/22 (b)		761,362
480,000	5.75%, due 7/15/23 (b)		465,600
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23		974,100
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)		859,500
	Mercer International, Inc.
1,450,000	7.75%, due 12/1/22		1,500,750
	Neenah Paper, Inc.
900,000	5.25%, due 5/15/21 (b)		895,500
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		372,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		407,000
	Rayonier A.M. Products, Inc.
1,200,000	5.50%, due 6/1/24 (b)		825,000
	Xerium Technologies, Inc.
1,440,000	8.875%, due 6/15/18		1,471,500
			8,532,312
	Petroleum and Petroleum Products Merchant Wholesalers	0.3%
	Sunoco LP
260,000	5.50%, due 8/1/20 (b)		260,000
80,000	6.375%, due 4/1/23 (b)		80,800
			340,800
	Pharmaceutical and Medicine Manufacturing	0.7%
	Endo Finance LLC & Endo Finco, Inc.
170,000	5.375%, due 1/15/23 (b)		171,700
	Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
40,000	6.00%, due 7/15/23 (b)		41,700
	Valeant Pharmaceuticals International, Inc.
40,000	5.50%, due 3/1/23 (b)		40,650
	VRX Escrow Corp.
610,000	6.125%, due 4/15/25 (b)		629,825
			883,875
	Pharmaceuticals	0.4%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)		504,687
	Pipelines	1.8%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22		592,000
	Rose Rock Midstream, L.P.
1,000,000	5.625%, due 7/15/22		915,000
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21		10,050
700,000	5.50%, due 8/15/22		623,000
			2,140,050
	Plastics Product Manufacturing	0.8%
	Berry Plastics Corp.
1,040,000	5.125%, due 7/15/23		975,000
	Printing and Related Support Activities	0.8%
	Multi-Color Corp.
950,000	6.125%, due 12/1/22 (b)		972,563
	Publishing and Broadcasting	1.3%

	Media General Financing Sub, Inc.
1,490,000	5.875%, due 11/15/22 (b)		1,486,275
	Railroad	0.7%
	Watco Companies, Inc.
800,000	6.375%, due 4/1/23 (b)		818,320
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	1.2%
	PolyOne Corp.
1,500,000	5.25%, due 3/15/23		1,477,500
	Retail - Consumer Discretionary	0.8%
	Hillman Company, Inc.
1,000,000	6.375%, due 7/15/22 (b)		942,500
	Retailers	1.7%
	Argos Merger Sub, Inc.
850,000	7.125%, due 3/15/23 (b)		892,500
	Rent-A-Center, Inc.
1,100,000	6.625%, due 11/15/20		1,083,500
			1,976,000
	Scientific Research and Development Services	1.3%
	Horizon Pharma Financial, Inc.
1,260,000	6.625%, due 5/1/23 (b)		1,305,675
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)		224,950
			1,530,625
	Software and Services	2.2%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)		147,032
1,350,000	6.125%, due 11/1/23 (b)		1,343,101
	Italics Merger Sub, Inc.
1,170,000	7.125%, due 7/15/23 (b)		1,134,654
			2,624,787
	Software Publishers	0.8%
	SS&C Technologies Holdings, Inc.
860,000	5.875%, due 7/15/23 (b)		888,982
	Technology	1.6%
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)		211,000
	Cardtronics, Inc.
640,000	5.125%, due 8/1/22		619,200
	First Data Corp.
500,000	8.25%, due 1/15/21 (b)		527,500
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)		589,188
			1,946,888
	Transportation and Logistics	0.6%
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21		701,250
	Transportation Services	0.7%
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)		776,250
	Wireline Telecommunications Services	1.1%
	Consolidated Communications
850,000	6.50%, due 10/1/22 (b)		790,500
	Zayo Group LLC
460,000	6.375%, due 5/15/25 (b)		456,550
			1,247,050
	Wirelines	0.9%
	Frontier Communications Corp.
770,000	9.25%, due 7/1/21		794,063
355,000	7.125%, due 1/15/23		322,340
			1,116,403
	Total Corporate Bonds (cost $113,197,810)		108,735,314

	EXCHANGE-TRADED FUNDS	0.9%
30,000	SPDR Barclays High Yield Bond ETF		1,110,300
	Total Exchange-Traded Funds (cost $1,184,100)		1,110,300

	COMMON STOCKS	0.0%
	Industrial - Other	0.0%
21,500	Liberty Tire Recycling Holdco, LLC (e) (f) (g)		10,000
	Total Common Stocks (cost $12,688)		10,000

	RIGHTS	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (d) (e)		-

	SHORT-TERM INVESTMENTS	5.4%
6,377,782	Invesco STIT - Prime Portfolio - Institutional Class, 0.07% (a)		6,377,782
	Total Short-Term Investments (cost $6,377,782)		6,377,782

	Total Investments (cost $120,772,380)	98.1%	116,233,396
	Other Assets less Liabilities	1.9%	2,299,269
	TOTAL NET ASSETS	100.0%	$118,532,665

ETF - Exchanged-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of August 31, 2015.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2015, the value of these investments was $64,027,188 or 54.0% of total net assets.
(c)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2015.
(d)
Restricted security. The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization. As of August 31, 2015, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(f)	Security is considered illiquid. As of August 31, 2015, the value of these investments was $394,260 or 0.3% of total net assets
(g)	Non-income producing security.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2015 (Unaudited)

Principal
Amount			Value
	MORTGAGE-BACKED SECURITIES	99.3%
	Commercial Mortgage-Backed Securities	2.2%
	Aventura Mall Trust
$800,000	3.743%, due 12/7/32, Series 2013-AVM, Class A (a) (d)		$847,581
	Hilton USA Trust
1,300,000	2.662%, due 11/7/30, Series 2013-HLT, Class AFX (d)		1,299,908
			2,147,489
	Residential Mortgage-Backed Securities	7.0%
	American Residential Property Trust
1,000,000	1.957%, due 9/17/31, Series 2014-SFR1, Class B (a) (d)		993,203
	Colony American Homes
2,921,052	1.40%, due 5/17/31, Series 2014-1A, Class A (a) (d)		2,897,817
	Invitation Homes Trust
3,000,000	1.707%, due 6/17/31, Series 2014-SFR1, Class B (a) (d)		2,971,509
			6,862,529
	U.S. Government Agencies	90.1%
	FHLMC Pool
29,339	4.50%, due 5/1/20, #G18052		30,698
28,119	4.50%, due 3/1/21, #G18119		29,753
27,026	5.00%, due 3/1/21, #G18105		29,133
137,007	4.50%, due 5/1/21, #J01723		142,580
25,028	6.00%, due 6/1/21, #G18124		27,399
76,226	4.50%, due 9/1/21, #G12378		80,628
23,436	5.00%, due 11/1/21, #G18160		25,165
19,063	5.00%, due 2/1/22, #G12522		20,505
26,990	5.00%, due 2/1/22, #J04411		28,926
78,399	5.50%, due 3/1/22, #G12577		85,204
22,812	5.00%, due 7/1/22, #J05243		23,937
579,404	4.00%, due 3/1/26, #J14785		618,729
1,516,399	3.00%, due 11/1/26, #G18409		1,575,169
562,936	3.00%, due 6/1/27, #G14497		584,744
907,552	3.00%, due 12/1/29, #G18534		942,014
14,406	5.50%, due 5/1/35, #B31639		16,037
187,633	5.00%, due 8/1/35, #A36351		206,611
40,989	4.50%, due 9/1/35, #A37616		44,362
189,974	4.50%, due 10/1/35, #A37869		206,722
88,818	4.50%, due 10/1/35, #A38023		96,126
54,798	4.50%, due 10/1/35, #G01890		59,543
96,656	5.00%, due 10/1/35, #G01940		106,511
114,459	6.00%, due 1/1/36, #A42208		129,232
17,151	7.00%, due 1/1/36, #G02048		21,004
135,804	5.50%, due 2/1/36, #G02031		151,393
95,951	7.00%, due 8/1/36, #G08148		115,600
310,535	6.50%, due 9/1/36, #A54908		369,058
126,771	6.50%, due 11/1/36, #A54094		152,835
74,292	5.50%, due 2/1/37, #A57840		82,725
143,560	5.00%, due 5/1/37, #A60268		157,628

112,028	5.00%, due 6/1/37, #G03094	123,071
243,009	5.50%, due 6/1/37, #A61982	270,440
378,484	6.00%, due 6/1/37, #A62176	427,334
302,075	6.00%, due 6/1/37, #A62444	341,062
83,632	5.00%, due 7/1/37, #A63187	91,798
168,004	5.50%, due 8/1/37, #G03156	187,047
34,687	6.50%, due 8/1/37, #A70413	39,673
11,728	7.00%, due 8/1/37, #A70079	13,555
9,820	7.00%, due 9/1/37, #A65335	10,678
19,334	7.00%, due 9/1/37, #A65670	21,310
6,584	7.00%, due 9/1/37, #A65941	7,168
3,975	7.00%, due 9/1/37, #A66041	4,567
69,015	7.00%, due 9/1/37, #G03207	85,470
12,630	6.50%, due 11/1/37, #A68726	14,443
154,037	5.00%, due 2/1/38, #A73370	168,865
7,224	5.00%, due 2/1/38, #G03836	7,935
13,249	5.00%, due 3/1/38, #A73704	14,520
144,718	5.00%, due 4/1/38, #A76335	158,617
62,214	5.50%, due 4/1/38, #G04121	69,253
9,162	5.00%, due 5/1/38, #A77463	10,048
30,781	5.50%, due 5/1/38, #A77265	34,276
65,006	5.50%, due 5/1/38, #G04215	72,360
35,621	5.00%, due 6/1/38, #A77986	39,062
14,728	5.00%, due 6/1/38, #G04522	16,158
14,361	5.00%, due 7/1/38, #A79197	15,740
85,425	4.50%, due 9/1/38, #G04773	92,624
21,166	5.00%, due 9/1/38, #G04690	23,219
373,524	5.00%, due 10/1/38, #G04832	409,754
5,548	5.00%, due 11/1/38, #A82849	6,081
21,608	5.00%, due 12/1/38, #G05683	23,700
218,020	5.00%, due 2/1/39, #G05507	239,154
37,063	4.50%, due 4/1/39, #A85612	40,151
101,415	5.00%, due 5/1/39, #G08345	111,281
108,299	4.50%, due 9/1/39, #A88357	117,490
34,203	5.00%, due 9/1/39, #G05904	37,510
185,115	4.50%, due 11/1/39, #G05748	201,376
154,363	4.50%, due 12/1/39, #A90175	167,608
46,356	4.50%, due 4/1/40, #C03464	50,309
126,438	4.50%, due 5/1/40, #A92269	137,339
695,969	4.50%, due 5/1/40, #G06047	757,551
425,873	4.50%, due 6/1/40, #A92533	462,300
79,016	4.50%, due 6/1/40, #A92594	85,857
18,037	4.50%, due 8/1/40, #A93437	19,526
661,223	4.50%, due 8/1/40, #A93505	717,903
1,885,501	3.50%, due 1/1/41, #A96409	1,958,508
230,823	4.50%, due 1/1/41, #A96176	250,915
71,888	4.50%, due 2/1/41, #A97013	78,168
45,869	4.50%, due 4/1/41, #Q00285	49,876
661,948	4.50%, due 9/1/41, #C03701	719,655
133,424	3.50%, due 10/1/41, #Q04087	138,717
61,178	4.50%, due 11/1/41, #Q04699	66,579
173,060	3.50%, due 1/1/42, #Q05410	179,978

676,406	3.50%, due 2/1/42, #Q05996	703,462
410,857	3.50%, due 3/1/42, #G08479	427,292
1,711,855	3.50%, due 4/1/42, #Q07654	1,780,124
1,141,621	3.50%, due 5/1/42, #G08491	1,187,289
1,941,105	3.50%, due 6/1/42, #C09000	2,018,709
1,735,636	3.50%, due 6/1/42, #Q08641	1,805,065
16,616	3.50%, due 6/1/42, #Q08998	17,280
47,849	3.50%, due 7/1/42, #C09004	49,757
620,251	3.50%, due 8/1/42, #Q10324	645,048
58,663	3.00%, due 4/1/43, #V80025	58,999
294,486	3.00%, due 5/1/43, #Q18436	295,990
177,955	3.00%, due 6/1/43, #Q19697	178,872
677,363	3.50%, due 6/1/43, #V80161	703,110
21,526	3.50%, due 7/1/43, #Q19628	22,315
753,592	3.50%, due 7/1/43, #Q19914	787,095
651,745	3.00%, due 8/1/43, #G08540	655,024
364,337	3.00%, due 8/1/43, #Q20559	366,205
197,269	3.00%, due 8/1/43, #Q21026	198,547
793,886	3.50%, due 8/1/43, #Q21351	824,661
244,442	3.50%, due 8/1/43, #Q21435	253,521
103,095	3.50%, due 9/1/43, #G08545	106,955
790,502	3.50%, due 2/1/44, #Q24712	819,482
2,684,258	4.00%, due 8/1/44, #G08601	2,851,740
1,487,635	3.00%, due 3/1/45, #G08631	1,493,275
1,979,445	3.00%, due 5/1/45, #G08640	1,986,951
953,043	3.00%, due 5/1/45, #Q33337	956,800
	FHLMC TBA (b)
2,000,000	3.50%, due 10/15/42	2,065,489
	FNMA Pool
14,606	4.50%, due 10/1/20, #842732	15,257
76,828	3.00%, due 12/1/20, #MA0605	80,018
30,841	4.50%, due 12/1/20, #813954	32,257
15,113	4.50%, due 2/1/21, #845437	15,720
27,193	5.00%, due 2/1/21, #865191	28,334
13,160	5.00%, due 5/1/21, #879112	14,104
70,030	4.50%, due 7/1/21, #845515	73,178
1,356,055	3.00%, due 8/1/21, #AL0579	1,414,142
44,667	5.50%, due 10/1/21, #905090	46,587
139,412	3.00%, due 1/1/22, #MA0957	145,404
22,509	5.00%, due 2/1/22, #900946	24,114
73,445	6.00%, due 2/1/22, #912522	79,700
73,790	5.00%, due 6/1/22, #937709	79,759
32,033	5.00%, due 7/1/22, #938033	33,369
64,088	5.00%, due 7/1/22, #944887	66,896
276,435	5.50%, due 7/1/22, #905040	296,689
8,734	4.00%, due 7/1/25, #AE1318	9,155
11,700	4.00%, due 10/1/25, #AE1601	12,469
476,259	4.00%, due 12/1/25, #AH6058	505,033
346,379	4.00%, due 1/1/26, #AH3925	369,298
12,699	4.00%, due 1/1/26, #MA0624	13,538
44,379	4.00%, due 3/1/26, #AH8485	47,298
553,013	4.00%, due 5/1/26, #AH8174	589,528

63,277	3.00%, due 10/1/26, #AJ0049	65,858
24,946	3.00%, due 10/1/26, #AJ5474	25,962
83,740	3.00%, due 2/1/27, #AK4047	87,154
195,760	3.00%, due 4/1/27, #AB4997	203,750
652,938	3.00%, due 9/1/27, #AQ0333	679,627
92,949	4.50%, due 4/1/29, #MA0022	100,705
3,445	7.00%, due 8/1/32, #650101	4,169
47,713	4.50%, due 3/1/35, #814433	51,985
47,306	4.50%, due 4/1/35, #735396	51,562
21,250	4.50%, due 5/1/35, #822854	23,168
38,342	4.50%, due 7/1/35, #826584	41,754
4,401	5.00%, due 7/1/35, #833958	4,852
26,520	7.00%, due 7/1/35, #826251	30,249
42,029	4.50%, due 8/1/35, #835751	45,717
28,446	7.00%, due 9/1/35, #842290	33,450
16,838	4.50%, due 11/1/35, #256032	18,341
25,543	5.00%, due 12/1/35, #852482	28,194

10,139	7.00%, due 2/1/36, #865190	11,940
283,401	5.00%, due 5/1/36, #745515	312,759
7,056	5.00%, due 7/1/36, #888789	7,800
19,308	6.50%, due 7/1/36, #897100	22,737
13,462	7.00%, due 7/1/36, #887793	14,072
19,115	6.00%, due 8/1/36, #892925	21,573
60,984	6.50%, due 8/1/36, #878187	70,060
69,439	5.00%, due 9/1/36, #893621	76,805
81,946	5.50%, due 10/1/36, #831845	92,588
33,264	5.50%, due 10/1/36, #893087	37,278
31,573	6.00%, due 10/1/36, #897174	35,632
41,830	5.50%, due 12/1/36, #256513	46,832
1,651	6.50%, due 12/1/36, #920162	1,897
40,563	7.00%, due 1/1/37, #256567	48,549
99,577	5.50%, due 2/1/37, #256597	111,350
50,145	6.00%, due 2/1/37, #909357	56,800
3,269	7.00%, due 2/1/37, #915904	3,533
83,297	5.00%, due 3/1/37, #913007	91,837
72,636	5.50%, due 3/1/37, #256636	81,313
3,780	5.00%, due 4/1/37, #914599	4,167
247,943	5.50%, due 6/1/37, #918554	277,258
58,165	5.50%, due 6/1/37, #918705	65,042
310,248	6.00%, due 6/1/37, #888413	351,511
211,435	6.00%, due 6/1/37, #917129	239,117
33,570	7.00%, due 6/1/37, #256774	39,841
42,688	7.00%, due 6/1/37, #940234	50,263
25,055	5.00%, due 7/1/37, #944534	27,624
118,480	5.50%, due 10/1/37, #954939	132,502
38,078	6.00%, due 12/1/37, #965488	42,989
175,871	5.50%, due 2/1/38, #961691	196,664
69,043	5.00%, due 1/1/39, #AA0835	76,121
19,358	5.00%, due 1/1/39, #AA0840	21,342
1,065	5.00%, due 1/1/39, #AA0862	1,174
112,720	5.00%, due 3/1/39, #930635	124,277
2,865	5.00%, due 3/1/39, #930760	3,159
14,866	5.00%, due 3/1/39, #995948	16,390
3,514	5.00%, due 3/1/39, #AA4461	3,874
18,256	4.00%, due 4/1/39, #AA0777	19,431
62,122	4.50%, due 4/1/39, #AA4590	67,510
130,303	5.00%, due 4/1/39, #930871	143,661
97,553	5.00%, due 4/1/39, #930992	107,554
73,350	5.00%, due 4/1/39, #995930	80,870
270,813	4.50%, due 6/1/39, #AA7681	293,724
102,080	5.00%, due 6/1/39, #995896	112,545
202,079	4.50%, due 7/1/39, #AE8152	219,322
69,771	5.00%, due 7/1/39, #995895	76,924
441,256	4.50%, due 8/1/39, #931837	479,431
260,920	5.00%, due 8/1/39, #AC3221	287,765
1,228,841	4.00%, due 12/1/39, #AE0215	1,308,152
123,779	4.50%, due 12/1/39, #932324	134,493
18,790	4.50%, due 2/1/40, #AC8494	20,385
65,140	4.50%, due 2/1/40, #AD1045	70,836

67,621	4.50%, due 2/1/40, #AD2832	73,536
30,416	5.00%, due 3/1/40, #AB1186	33,583
1,449,303	5.00%, due 5/1/40, #AD6374	1,601,334
21,362	5.00%, due 6/1/40, #AD8058	23,624
228,154	5.00%, due 7/1/40, #AD4634	252,025
304,130	5.00%, due 7/1/40, #AD4994	336,318
21,566	5.00%, due 7/1/40, #AD7565	23,793
161,796	4.50%, due 8/1/40, #890236	175,826
661,118	4.50%, due 8/1/40, #AD8035	718,396
106,077	4.50%, due 8/1/40, #AD8397	115,129
214,537	4.00%, due 9/1/40, #AE4311	229,354
25,201	4.00%, due 9/1/40, #AE4312	26,890
485,661	4.50%, due 9/1/40, #AE1500	528,187
59,721	4.00%, due 10/1/40, #AE4124	63,851
209,545	4.00%, due 10/1/40, #AE6057	224,047
17,179	4.00%, due 11/1/40, #AE5156	18,371
93,182	4.50%, due 11/1/40, #AE5162	101,338
396,112	4.00%, due 12/1/40, #MA0583	423,564
114,544	4.00%, due 1/1/41, #AE4583	122,227
174,306	4.00%, due 2/1/41, #AH3200	186,370
299,330	4.50%, due 3/1/41, #AH7009	325,532
1,077,902	4.50%, due 4/1/41, #AH9054	1,171,551
37,913	4.50%, due 5/1/41, #AI1364	41,251
209,407	4.50%, due 5/1/41, #AI1888	227,618
1,384,452	4.50%, due 5/1/41, #AL0160	1,504,560
134,860	4.50%, due 6/1/41, #AI4815	146,542
14,655	4.00%, due 8/1/41, #AI8218	15,662
19,539	4.50%, due 9/1/41, #AH3865	21,264
63,764	4.50%, due 9/1/41, #AI4050	69,335
19,714	4.50%, due 9/1/41, #AJ0729	21,462
173,511	4.00%, due 10/1/41, #AJ4052	185,109
226,874	4.00%, due 11/1/41, #AJ4668	241,477
439,257	4.00%, due 11/1/41, #AJ5643	468,403
145,065	4.00%, due 12/1/41, #AJ3097	155,014
286,372	4.00%, due 4/1/42, #MA1028	305,768
1,677,852	3.50%, due 7/1/43, #AB9774	1,744,673
1,766,597	3.00%, due 8/1/43, #AU3363	1,782,393
30,068	4.00%, due 9/1/43, #AU6009	32,322
35,226	4.00%, due 9/1/43, #AU8524	37,607
797,641	4.00%, due 6/1/44, #AW4979	850,385
887,327	4.00%, due 9/1/44, #AS3392	946,238
31,338	4.00%, due 9/1/44, #AX4209	33,420
28,738	4.00%, due 10/1/44, #AW8456	30,587
900,026	4.00%, due 11/1/44, #AS3903	959,773
840,313	4.00%, due 11/1/44, #AS3906	896,119
565,756	3.00%, due 4/1/45, #AS4774	569,740
277,222	3.00%, due 5/1/45, #AY6042	279,174
426,169	3.00%, due 6/1/45, #AZ0171	429,170
1,987,846	3.00%, due 6/1/45, #AZ0504	2,001,845
149,548	3.00%, due 6/1/45, #AZ2724	150,601
570,300	3.00%, due 6/1/45, #AZ2747	574,316
996,770	3.00%, due 6/1/45, #AZ2754	1,003,789

1,994,810	3.00%, due 7/1/45, #AZ3041	2,008,858
	FNMA TBA (b)
6,000,000	3.50%, due 9/15/41	6,224,110
1,000,000	3.00%, due 9/15/42	1,005,703
2,000,000	3.00%, due 10/15/42	2,006,484
	GNMA Pool
18,562	7.00%, due 9/15/35, #647831	21,337
71,726	5.00%, due 10/15/35, #642220	79,685
53,815	5.00%, due 11/15/35, #550718	59,616
66,837	5.50%, due 11/15/35, #650091	75,611
29,999	5.50%, due 12/15/35, #646307	33,949
49,229	5.50%, due 4/15/36, #652534	55,818
44,927	6.50%, due 6/15/36, #652593	53,172
23,773	5.50%, due 7/15/36, #608993	26,951
57,110	6.50%, due 10/15/36, #646564	65,312
40,878	6.00%, due 11/15/36, #617294	45,956
93,038	6.50%, due 12/15/36, #618753	109,202
60,585	5.50%, due 2/15/37, #658419	68,145
181,036	6.00%, due 4/15/37, #668411	204,927
180,145	5.00%, due 8/15/37, #671463	198,842
105,875	6.00%, due 10/15/37, #664379	119,874
18,589	5.50%, due 8/15/38, #677224	20,909
88,898	5.50%, due 8/15/38, #691314	100,110
3,649	5.50%, due 12/15/38, #705632	4,142
560,879	4.50%, due 5/15/39, #717066	608,707
15,605	5.50%, due 6/15/39, #714262	17,553
551,969	5.50%, due 6/15/39, #714720	620,644
498,204	4.50%, due 7/15/39, #720160	541,054
1,428,730	5.00%, due 9/15/39, #726311	1,577,460

10,767	5.50%, due 1/15/40, #723631		12,111
17,180	5.50%, due 2/15/40, #680537		19,359
			89,022,288
	Total Mortgage-Backed Securities (cost $95,011,318)		98,032,306

	SHORT-TERM INVESTMENTS	12.1%
9,842,938	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		9,842,938
2,132,526	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c)		2,132,526
	Total Short-Term Investments (cost $11,975,464)		11,975,464

	Total Investments (cost $106,986,782)	111.4%	110,007,770
	Liabilities less Other Assets	(11.4)%	(11,215,232)
	TOTAL NET ASSETS	100.0%	$98,792,538

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2015.
(b)	Security purchased on a when-issued basis. As of August 31, 2015, the total cost of investments purchased on a when-issued basis was $11,275,781 or 11.41% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2015.
(d)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of August 31, 2015, the value of these investments was $9,010,018 or 9.12% of total net assets.
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	TBA - To Be Announced

PIA Short-Term Securities Fund
Schedule of Investments - August 31, 2015 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	56.6%
	Agricultural Equipment	0.7%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16		$1,000,852
	Agriculture	0.7%
	Bunge Limited
1,000,000	4.10%, due 3/15/16		1,014,703
	Autos	4.6%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16		1,253,180
	Daimler Finance North America LLC
1,200,000	1.45%, due 8/1/16 (a)		1,203,524
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16		1,002,976
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)		998,104
	Volkswagen Group of America Finance LLC
1,500,000	0.699%, due 5/23/17 (a) (b)		1,497,457
	Volkswagen International Finance N.V.
500,000	1.125%, due 11/18/16 (a)		499,513
			6,454,754
	Banks	9.3%
	BB&T Corp.
1,000,000	5.20%, due 12/23/15		1,013,162
	Capital One National Assocation
1,500,000	2.35%, due 8/17/18		1,500,183
	Discover Bank
1,000,000	2.60%, due 11/13/18		1,002,154
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16		1,198,115
	Huntington National Bank
1,500,000	2.00%, due 6/30/18		1,494,366
	KeyBank NA
1,200,000	1.10%, due 11/25/16		1,199,150
	PNC Bank NA
1,600,000	0.60%, due 8/1/17 (b)		1,593,326
	Regions Bank Birgmingham Alabama
1,000,000	2.25%, due 9/14/18		1,000,385
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18		1,000,822
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16		761,052
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16		1,257,353
			13,020,068
	Biotechnology	0.5%
	Amgen, Inc.
700,000	2.30%, due 6/15/16		706,854
	Brokers	1.7%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18		1,329,169
	Morgan Stanley
1,000,000	5.75%, due 10/18/16		1,049,542
			2,378,711
	Cable/Satellite	0.6%
	Direct TV Holdings
800,000	3.50%, due 3/1/16		809,528
	Chemicals	1.8%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16		1,207,829
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15		704,105

	Ecolab, Inc.
565,000	3.00%, due 12/8/16		576,147
			2,488,081
	Commercial and Service Industry Machinery Manufacturing	0.4%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17		503,498
	Commercial Finance	1.8%
	Air Lease Corp.
800,000	4.50%, due 1/15/16		808,200
500,000	2.625%, due 9/4/18		499,148
	Gatx Corp.
1,280,000	1.25%, due 3/4/17		1,272,165
			2,579,513
	Communications Equipment	0.7%
	L-3 Communications Corp.
1,000,000	1.50%, due 5/28/17		989,995
	Computer and Peripheral Equipment Manufacturing	1.4%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)		1,982,022
	Computer Equipment	0.4%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17		500,904
	Construction Materials Manufacturing	0.7%
	Martin Marietta Materials, Inc.
1,000,000	1.382%, due 6/30/17 (b)		993,757
	Data Processing, Hosting, and Related Services	0.7%
	Fidelity National Information Services
1,000,000	1.45%, due 6/5/17		988,205
	Drugs and Druggists' Sundries Merchant Wholesalers	1.4%
	Actavis Funding SCS
1,000,000	1.85%, due 3/1/17		1,001,320
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18		999,127
			2,000,447
	Electric Power, Generation, Transmission, and Distribution	0.7%
	Exelon Corp.
1,000,000	1.55%, due 6/9/17		997,974
	Electric Utilities	0.5%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16		704,943
	Electrical Equipment	0.7%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15		1,003,194
	Electrical Equipment Manufacturing	1.0%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17		1,429,244
	Finance	0.6%
	SLM Corp.
831,000	6.25%, due 1/25/16		838,791
	Financial Services	0.7%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)		999,270
	Food	1.2%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16		930,436
	Kroger Co.
800,000	1.20%, due 10/17/16		798,529
			1,728,965
	Food and Beverage	0.9%
	Anheuser-Busch InBev Finance Inc.
500,000	1.125%, due 1/27/17		500,868
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)		700,890
			1,201,758
	Health Care	0.7%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15		1,000,037
	Healthcare Facilities and Services	1.0%

	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17		1,423,296
	Home Improvement	0.6%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17		800,602
	Insurance	2.1%
	Metropolitan Life Global Funding I
2,000,000	0.663%, due 4/10/17 (a) (b)		1,999,956
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15		950,990
			2,950,946
	Lessors of Real Estate	0.4%
	Arc Properties Operating
500,000	2.00%, due 2/6/17		489,375
	Machinery Manufacturing	0.7%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17		998,302
	Medical Equipment	0.3%
	Baxter International, Inc.
450,000	0.95%, due 6/1/16		449,379
	Medical Equipment and Supplies Manufacturing	2.1%
	Becton Dickinson & Co.
500,000	1.45%, due 5/15/17		498,238
1,450,000	1.80%, due 12/15/17		1,449,811
	Zimmer Holdings, Inc.
1,000,000	2.00%, due 4/1/18		993,332
			2,941,381
	Metals and Mining	2.0%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17		466,875
	Glencore Funding LLC
1,000,000	1.70%, due 5/27/16 (a)		997,464
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15		1,302,183
			2,766,522
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	1.1%
	Harris Corp.
1,000,000	1.999%, due 4/27/18		994,887
	Medtronic, Inc.
500,000	1.50%, due 3/15/18 (a)		498,824
			1,493,711
	Office Equipment	0.7%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17		1,015,905
	Oil and Gas	0.5%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16		730,608
	Other Electrical Equipment and Component Manufacturing	0.7%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18		996,245
	Other Financial Investment Activities	1.1%
	NextEra Energy Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17		1,505,012
	Other Food Manufacturing	0.4%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18 (a)		499,685
	Petroleum and Coal Products Manufacturing	0.7%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18		996,673
	Pharmaceutical and Medicine Manufacturing	0.3%
	Baxalta, Inc.
500,000	2.00%, due 6/22/18 (a)		497,704
	Pharmaceuticals	2.0%
	Abbvie, Inc.
500,000	1.80%, due 5/14/18		496,921

	Bayer U.S. Finance LLC
500,000	0.534%, due 10/7/16 (a) (b)		499,543
	Mylan, Inc.
800,000	1.80%, due 6/24/16		798,597
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16		994,215
			2,789,276
	Real Estate	0.7%
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17		992,772
	Retail	0.7%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16		1,000,634
	Retail - Consumer Discretionary	1.1%
	eBay Inc.
1,600,000	0.494%, due 7/28/17 (b)		1,572,032
	Software and Services	0.7%
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17		998,941
	Telecommunications	1.0%
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15		1,399,992
	Transportation	0.9%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16		1,250,886
	Travel and Lodging	0.4%
	Starwood Hotels & Resort
485,000	7.375%, due 11/15/15		491,050
	Total Corporate Bonds (cost $79,541,940)		79,366,997

	MORTGAGE-BACKED SECURITIES	26.6%
	Commercial Mortgage-Backed Securities	3.3%
	Credit Suisse Mortgage Capital
1,156,710	5.609%, due 2/15/39, Series 2006-C1, Class A4 (b)		1,160,864
	Hilton USA Trust
1,970,930	1.191%, due 11/5/30, Series 2013-HLF, Class AFL (a) (b)		1,969,075
	Hyatt Hotel Portfolio Trust
750,000	1.90%, due 11/15/29, Series 2015-HYT, Class B (a) (b)		754,041
	LB-UBS Commercial Mortgage Trust
742,148	5.661%, due 3/15/39, Series 2006-C3, Class A4 (b)		747,236
			4,631,216
	Residential Mortgage-Backed Securities	15.9%
	American Homes 4 Rent
2,500,000	1.798%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		2,464,421
	American Residential Property Trust
3,000,000	1.948%, due 9/17/31, Series 2014-SFR1, Class B (a) (b)		2,979,609
	Colony American Homes
2,250,000	1.60%, due 5/17/31, Series 2014-1A, Class B (a) (b)		2,218,699
	Equity Mortgage Trust
1,529,942	1.042%, due 5/8/31, Series 2014-INNS, Class A (a) (b)		1,521,884
	Invitation Homes Trust
4,000,000	1.60%, due 12/17/30, Series 2013-SFR1, Class B (a) (b)		3,953,878
4,000,000	1.698%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		3,962,012
	PFS Tax Lien Trust
853,573	1.44%, due 5/15/29, Series 2014-1 (a)		856,012
	Silver Bay Realty Trust
3,000,000	1.648%, due 9/17/31, Series 2014-1, Class B (a) (b)		2,952,691
	Starwood Waypoint Residential Trust
1,486,949	1.498%, due 1/20/32, Series 2014-1, Class A (a) (b)		1,475,285
			22,384,491
	U.S. Government Agencies	7.4%
	FHLMC ARM Pool (b)
4,862	2.407%, due 2/1/22, #845113		5,017
21,886	2.022%, due 10/1/22, #635206		22,514
5,047	2.387%, due 6/1/23, #845755		5,134
6,849	2.455%, due 2/1/24, #609231		6,894
356,610	2.401%, due 1/1/25, #785726		373,431

10,025	2.283%, due 1/1/33, #1B0668		10,277
448,776	2.375%, due 10/1/34, #782784		479,419
199,402	2.177%, due 12/1/34, #1G0018		210,774
115,383	2.509%, due 4/1/36, #847671		122,979
	FHLMC Pool
186,762	5.00%, due 10/1/38, #G04832		204,877
	FNMA ARM Pool (b)
22,012	2.54%, due 7/1/25, #555206		22,171
78,021	1.77%, due 7/1/27, #424953		78,822
75,068	2.438%, due 3/1/28, #556438		77,913
78,426	2.351%, due 6/1/29, #508399		80,604
204,777	2.185%, due 4/1/30, #562912		212,771
59,378	2.456%, due 10/1/30, #670317		61,727
40,725	2.365%, due 9/1/31, #597196		40,805
26,939	2.277%, due 11/1/31, #610547		27,621
3,474	2.375%, due 4/1/32, #629098		3,506
386,418	2.265%, due 10/1/33, #743454		411,461
943,018	2.375%, due 11/1/33, #755253		1,008,753
1,339,945	2.533%, due 5/1/34, #AC5719		1,427,732
367,298	2.362%, due 7/1/34, #779693		390,788
313,956	1.91%, due 10/1/34, #795136		331,459
106,094	2.177%, due 1/1/35, #805391		112,280
228,323	2.233%, due 10/1/35, #846171		243,706
102,830	2.25%, due 10/1/35, #845041		109,151
421,929	2.121%, due 1/1/36, #849264		448,273
100,219	2.49%, due 6/1/36, #872502		107,463
713,211	2.226%, due 1/1/37, #906389		757,194
734,755	2.614%, due 3/1/37, #907868		787,579
330,425	2.405%, due 8/1/37, #949772		341,517
48,486	2.125%, due 10/1/37, #955963		49,644
93,509	1.81%, due 11/1/37, #948183		95,536
269,748	2.64%, due 11/1/37, #953653		279,442
	FNMA Pool
502,404	5.00%, due 6/1/40, #AD5479		556,776
57,152	4.00%, due 11/1/41, #AJ3797		61,079
	GNMA II ARM Pool (b)
7,345	2.00%, due 11/20/21, #8871		7,528
37,593	1.625%, due 10/20/22, #8062		38,966
112,829	1.625%, due 11/20/26, #80011		117,081
28,731	2.00%, due 11/20/26, #80013		29,824
16,177	1.625%, due 12/20/26, #80021		16,794
7,313	1.75%, due 1/20/27, #80029		7,574
125,768	1.625%, due 7/20/27, #80094		131,060
170,780	1.625%, due 8/20/27, #80104		177,673
7,113	1.625%, due 10/20/27, #80122		7,373
59,997	1.75%, due 1/20/28, #80154		62,173
132,165	1.625%, due 10/20/29, #80331		137,175
26,514	1.625%, due 11/20/29, #80344		27,523
			10,327,833
	Total Mortgage-Backed Securities (cost $37,156,666)		37,343,540

	U.S. Government Agencies and Instrumentalities	15.3%
	U.S. Government Agencies	8.9%
	FHLMC
5,000,000	0.50%, due 1/27/17		4,993,410
1,500,000	1.00%, due 3/8/17		1,506,924
	FNMA
6,000,000	0.625%, due 8/26/16		6,007,872
			12,508,206
	U.S. Treasury Notes	6.4%
	U.S. Treasury Note
3,000,000	0.25%, due 4/15/16		2,999,238
6,000,000	0.625%, due 8/15/16		6,011,526
			9,010,764
	Total U.S. Government Agencies and Instrumentalities (cost $21,521,653)		21,518,970

Shares	SHORT-TERM INVESTMENTS	1.1%
1,597,532	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		1,597,532
	Total Short-Term Investments (cost $1,597,532)		1,597,532

	Total Investments (cost $139,817,791)	99.6%	139,827,039
	Other Assets less Liabilities	0.4%	541,582
	TOTAL NET ASSETS	100.0%	$140,368,621

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2015, the value of these investments was $37,981,563 or 27.1% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2015.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2015.
	ARM - Adjustable Rate Mortgage
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

PIA Funds

Notes to the Schedule of Investments
August 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of August 31, 2015, the PIA High Yield Fund had investments in illiquid securities with a total value of $394,260 or 0.3% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of August 31, 2015, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2015:

PIA BBB Bond Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$193,551,684	$-	$193,551,684
Sovereign Bonds	-	23,946,749	-	23,946,749
U.S. Government Instrumentalities	-	5,334,527	-	5,334,527
Total Fixed Income	-	222,832,960	-	222,832,960
Short-Term Investments	835,171	-	-	835,171
Total Investments	$835,171	$222,832,960	$-	$223,668,131

PIA MBS Bond Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$2,147,489	$-	$2,147,489
Residential Mortgage-Backed Securities	-	6,862,529	-	6,862,529
Mortgage-Backed Securities – U.S. Government Agencies	-	89,022,288	-	89,022,288
Total Fixed Income	-	98,032,306	-	98,032,306
Short-Term Investments	11,975,464	-	-	11,975,464
Total Investments	$11,975,464	$98,032,306	$-	$110,007,770

PIA High Yield Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$108,351,054	$384,260	$108,735,314
Total Fixed Income	-	108,351,054	384,260	108,735,314
Exchange-Traded Funds	1,110,300	-	-	1,110,300
Common Stocks
Wholesale Trade	-	-	10,000	10,000
Total Common Stocks	-	-	10,000	10,000
Short-Term Investments	6,377,782	108,351,054	-	6,377,782
Total Investments	$7,488,082	$108,351,054	$394,260	$116,233,396

PIA Short-Term Securities Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$79,366,997	$-	$79,366,997
Mortgage-Backed Securities	-	37,343,540	-	37,343,540
U.S. Government Agencies and Instrumentalities	-	21,518,970	-	21,518,970
Total Fixed Income	-	138,229,507	-	138,229,507
Short-Term Investments	1,597,532	-	-	1,597,532
Total Investments	$1,597,532	$138,229,507	$-	$139,827,039

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at August 31, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA Short-Term Securities Fund held no Level 3 securities during the period ended August 31, 2015.

The following is a reconciliation of the PIA High Yield Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

    Investments in Securities, at Value
   Common Stocks   Corporate Bonds
Balance as of November 30, 2014	$-	$-
Accrued discounts/premiums	-	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	-
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level 3	10,000	384,260
Balance as of August 31, 2015	$10,000	$384,260

On March 10, 2015, the PIA High Yield Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire bond, due 2021 utilizing a single broker quote and fair valued the common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quote would have a direct change on the fair value of the bond.  If the financial condition of Liberty Tire were to deteriorate, the value of the common stock would likely decrease.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

PIA BBB Bond Fund

Cost of investments	$226,562,541

Gross unrealized appreciation	$6,228,848
Gross unrealized depreciation	(9,123,258)
Net unrealized depreciation	$(2,894,410)

PIA MBS Bond Fund

Cost of investments	$106,986,782

Gross unrealized appreciation	$3,145,699
Gross unrealized depreciation	(124,711)
Net unrealized depreciation	$3,020,988

PIA High Yield Fund

Cost of investments	$120,816,923

Gross unrealized appreciation	$857,575
Gross unrealized depreciation	(5,441,102)
Net unrealized depreciation	$(4,583,527)

PIA Short-Term Securities

Cost of investments	$139,817,791

Gross unrealized appreciation	$610,861
Gross unrealized depreciation	(601,613)
Net unrealized depreciation	$9,248

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date            10/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date            10/26/15

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date           10/19/15

* Print the name and title of each signing officer under his or her signature.